Retirement and Postretirement Benefits (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of December 31, 2013	$ 0.0
Actual return on plan assets	87.5
Employee contributions	0.0
Company contributions / payments	0.3
Benefits paid	(44.2)
Assets received from separation	1,193.6
Foreign currency translation adjustment	(7.9)
Fair value of plan assets as of December 31, 2013	1,229.3
Funded status as of December 31, 2014	(28.2)
Accumulated Benefit Obligation	1,218.7
Liabilities assumed from separation	1,134.8
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, before Tax	361.8
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, Net of Tax	228.9
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of December 31, 2013	0.0
Actual return on plan assets	5.0
Employee contributions	0.0
Company contributions / payments	20.4
Benefits paid	(12.9)
Assets received from separation	130.1
Foreign currency translation adjustment	0.0
Fair value of plan assets as of December 31, 2013	142.6
Funded status as of December 31, 2014	(100.7)
Accumulated Benefit Obligation	243.3
Liabilities assumed from separation	232.2
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, before Tax	8.2
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, Net of Tax	$ 5.0